Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,135	$ 844	$ 2,188	$ 1,783
United States
Disaggregation of Revenue [Line Items]
Total revenue	374	292	756	850
PRC
Disaggregation of Revenue [Line Items]
Total revenue	250	193	459	321
Japan
Disaggregation of Revenue [Line Items]
Total revenue	206	74	360	114
Taiwan
Disaggregation of Revenue [Line Items]
Total revenue	175	155	321	270
Republic of Korea
Disaggregation of Revenue [Line Items]
Total revenue	82	76	151	139
Other countries
Disaggregation of Revenue [Line Items]
Total revenue	$ 48	$ 54	$ 141	$ 89